GENERAL (Real Estate Investments) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Equity share in losses of associates, net	$ (172)	$ (32)
Purchase of real estate	5,795	210	1,187
Shares issued for real estate investment	1,300,580
Two Penn Center Plaza [Member]
Business Acquisition [Line Items]
Capital contribution		4,025
Beneficial interest		19.66%
Square footage of real estate property acquired		500,000
Texas Shopping Centers [Member]
Business Acquisition [Line Items]
Capital contribution		4,000
Beneficial interest		4.00%
Square footage of real estate property acquired		2,000,000
Fair value		342,000
Mortgage loan balance		252,000
Mortgage interest rate		5.73%
Global Texas [Member]
Business Acquisition [Line Items]
Capital contribution		1,000
Beneficial interest		16.50%
Global Texas Lender [Member]
Business Acquisition [Line Items]
Capital contribution		3,000
Beneficial interest		49.00%
Mortgage interest rate		11.00%
Luxury Suite Condominium [Member]
Business Acquisition [Line Items]
Purchase of real estate	4,800
Flamingo South Beach Condominium [Member]
Business Acquisition [Line Items]
Purchase of real estate	$ 7,153
Time period	3 years